Warrants (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Warrants outstanding, beginning	97,977,851	78,086,749
Warrants issued	19,154,090	22,483,180
Warrants exercised	(8,301,864)	(2,592,078)
Warrants expired	(4,835,150)
Warrants outstanding, ending	103,994,927	97,977,851
Class F Warrants [Member]
Warrants outstanding, beginning	300,000	300,000
Warrants issued	0	0
Warrants exercised	0	0
Warrants expired	(300,000)
Warrants outstanding, ending	0	300,000
Class G Warrants [Member]
Warrants outstanding, beginning	1,503,409	1,503,409
Warrants issued	0	0
Warrants exercised	0	0
Warrants expired	(1,503,409)
Warrants outstanding, ending	0	1,503,409
Class H Warrants [Member]
Warrants outstanding, beginning	1,988,095	1,988,095
Warrants issued	0	0
Warrants exercised	0	0
Warrants expired	(1,988,095)
Warrants outstanding, ending	0	1,988,095
Class I Warrants [Member]
Warrants outstanding, beginning	1,043,646	1,043,646
Warrants issued	0	0
Warrants exercised	0	0
Warrants expired	(1,043,646)
Warrants outstanding, ending	0	1,043,646
Class K Warrants [Member]
Warrants outstanding, beginning	7,200,000	5,200,000
Warrants issued	0	2,000,000
Warrants exercised	0	0
Warrants expired	0
Warrants outstanding, ending	7,200,000	7,200,000
Class L Warrants [Member]
Warrants outstanding, beginning	63,898,173	65,945,005
Warrants issued	0	0
Warrants exercised	(6,639,834)	(2,046,832)
Warrants expired	0
Warrants outstanding, ending	57,258,339	63,898,173
Class N Warrants [Member]
Warrants outstanding, beginning	13,943,180	0
Warrants issued	17,644,999	13,943,180
Warrants exercised	(1,136,364)	0
Warrants expired	0
Warrants outstanding, ending	30,451,815	13,943,180
Class O Warrants [Member]
Warrants outstanding, beginning	6,540,000	0
Warrants issued	1,509,091	6,540,000
Warrants exercised	(120,000)	0
Warrants expired	0
Warrants outstanding, ending	7,949,091	6,540,000
Series A Warrants [Member]
Warrants outstanding, beginning	1,561,348	2,106,594
Warrants issued	0	0
Warrants exercised	(405,666)	(545,246)
Warrants expired	0
Warrants outstanding, ending	1,155,682	1,561,348